UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21149

T. Rowe Price Retirement Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: May 31, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

May 31, 2024

Target 2050 Fund

Investor Class (TRFOX)

This annual shareholder report contains important information about Target 2050 Fund (the "fund") for the period of June 1, 2023 to May 31, 2024. You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at www.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Target 2050 Fund - Investor Class	$69	0.62%

What drove fund performance during the past 12 months?

  Global stock indexes were broadly positive, while fixed income markets were mixed for the 12 months ended May 31, 2024. Many central banks maintained tight monetary policies to combat inflation, and markets fluctuated amid shifting expectations for interest rate cuts as rates remained “higher for longer.” Nevertheless, investor sentiment was elevated by resilient corporate earnings and enthusiasm around the profit potential from artificial intelligence developments.

  Versus the style-specific S&P Target Date 2050 Index, structural composition contributed to performance for the trailing one-year period. Security selection within the underlying U.S. large-cap equity strategies also had a favorable impact. The fund’s allocations to U.S. large-cap value and core equities each outpaced their respective benchmarks, which added value on a relative basis.

  On the negative side, as global equity markets climbed, the fund’s lower equity allocations relative to its benchmark weighed on results. Additionally, a leading detractor from relative performance was security selection among the emerging markets stock allocation, which trailed its benchmark. Selection among the U.S. small-cap growth stock allocation weighed as well, as it also trailed its benchmark and detracted on a relative basis.

  The fund seeks the highest total return over time, consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of May 31, 2024

	Investor Class	Regulatory Benchmark	Strategy Benchmark
2014	10,000	10,000	10,000
2014	10,313	10,470	10,257
2014	10,339	10,789	10,283
2015	10,616	11,096	10,547
2015	10,785	11,186	10,666
2015	10,092	10,507	9,973
2015	10,376	11,068	10,345
2016	9,623	10,226	9,597
2016	10,425	11,211	10,431
2016	10,859	11,709	10,836
2016	10,850	11,987	10,884
2017	11,593	12,915	11,614
2017	12,186	13,194	12,048
2017	12,626	13,590	12,394
2017	13,267	14,657	13,192
2018	13,513	15,010	13,395
2018	13,493	15,181	13,485
2018	13,869	16,342	13,971
2018	13,176	15,467	13,199
2019	13,653	15,768	13,549
2019	13,569	15,560	13,339
2019	14,240	16,556	13,907
2019	14,962	17,863	14,840
2020	14,398	16,856	13,988
2020	14,398	17,344	13,928
2020	16,280	20,106	15,648
2020	17,396	21,262	16,663
2021	18,754	22,811	17,860
2021	20,137	24,960	19,349
2021	20,969	26,749	20,049
2021	20,508	26,862	19,723
2022	19,510	25,615	19,178
2022	18,169	24,040	18,174
2022	17,214	23,197	17,226
2022	17,855	23,960	17,859
2023	17,772	23,547	17,990
2023	18,204	24,529	18,306
2023	19,363	26,620	19,426
2023	19,536	26,981	19,607
2024	21,414	30,282	21,407
2024	22,238	31,295	22,150

202405-3565004, 202407-3567456

F198-052 7/24

Average Annual Total Returns

	1 Year	5 Years	10 Years
Target 2050 Fund (Investor Class)	22.16%	10.38%	8.32%
Russell 3000 Index (Regulatory Benchmark)	27.58	15.00	12.09
S&P Target Date 2050 Index (Strategy Benchmark)	21.00	10.68	8.28

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$358,546
Number of Portfolio Holdings	24
Investment Advisory Fees Paid (000s)	$1,599
Portfolio Turnover Rate	31.5%

What did the fund invest in?

Asset Allocation (as a % of Net Assets)

Domestic Equity Funds	67.8%
International Equity Funds	25.9
Domestic Bond Funds	3.6
International Bond Funds	1.3
Short-Term and Other	1.4

Top Ten Holdings (as a % of Net Assets)

T. Rowe Price Value Fund	15.1%
T. Rowe Price Growth Stock Fund	14.4
T. Rowe Price U.S. Large-Cap Core Fund	9.9
T. Rowe Price Equity Index 500 Fund	9.8
T. Rowe Price Overseas Stock Fund	7.5
T. Rowe Price International Value Equity Fund	7.3
T. Rowe Price International Stock Fund	6.4
T. Rowe Price Real Assets Fund	6.1
T. Rowe Price Mid-Cap Growth Fund	3.6
T. Rowe Price Mid-Cap Value Fund	3.4

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" and S&P do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Target 2050 Fund

Investor Class (TRFOX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

May 31, 2024

Target 2050 Fund

Advisor Class (PAOFX)

This annual shareholder report contains important information about Target 2050 Fund (the "fund") for the period of June 1, 2023 to May 31, 2024. You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at www.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Target 2050 Fund - Advisor Class	$97	0.87%

What drove fund performance during the past 12 months?

  Global stock indexes were broadly positive, while fixed income markets were mixed for the 12 months ended May 31, 2024. Many central banks maintained tight monetary policies to combat inflation, and markets fluctuated amid shifting expectations for interest rate cuts as rates remained “higher for longer.” Nevertheless, investor sentiment was elevated by resilient corporate earnings and enthusiasm around the profit potential from artificial intelligence developments.

  Versus the style-specific S&P Target Date 2050 Index, structural composition contributed to performance for the trailing one-year period. Security selection within the underlying U.S. large-cap equity strategies also had a favorable impact. The fund’s allocations to U.S. large-cap value and core equities each outpaced their respective benchmarks, which added value on a relative basis.

  On the negative side, as global equity markets climbed, the fund’s lower equity allocations relative to its benchmark weighed on results. Additionally, a leading detractor from relative performance was security selection among the emerging markets stock allocation, which trailed its benchmark. Selection among the U.S. small-cap growth stock allocation weighed as well, as it also trailed its benchmark and detracted on a relative basis.

  The fund seeks the highest total return over time, consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of May 31, 2024

	Advisor Class	Regulatory Benchmark	Strategy Benchmark
2014	10,000	10,000	10,000
2014	10,304	10,470	10,257
2014	10,330	10,789	10,283
2015	10,599	11,096	10,547
2015	10,759	11,186	10,666
2015	10,066	10,507	9,973
2015	10,342	11,068	10,345
2016	9,588	10,226	9,597
2016	10,380	11,211	10,431
2016	10,804	11,709	10,836
2016	10,786	11,987	10,884
2017	11,518	12,915	11,614
2017	12,109	13,194	12,048
2017	12,528	13,590	12,394
2017	13,157	14,657	13,192
2018	13,392	15,010	13,395
2018	13,372	15,181	13,485
2018	13,727	16,342	13,971
2018	13,027	15,467	13,199
2019	13,503	15,768	13,549
2019	13,399	15,560	13,339
2019	14,064	16,556	13,907
2019	14,770	17,863	14,840
2020	14,203	16,856	13,988
2020	14,192	17,344	13,928
2020	16,032	20,106	15,648
2020	17,126	21,262	16,663
2021	18,446	22,811	17,860
2021	19,802	24,960	19,349
2021	20,591	26,749	20,049
2021	20,135	26,862	19,723
2022	19,141	25,615	19,178
2022	17,818	24,040	18,174
2022	16,875	23,197	17,226
2022	17,485	23,960	17,859
2023	17,397	23,547	17,990
2023	17,797	24,529	18,306
2023	18,924	26,620	19,426
2023	19,081	26,981	19,607
2024	20,910	30,282	21,407
2024	21,705	31,295	22,150

202405-3565004, 202407-3567456

F298-052 7/24

Average Annual Total Returns

	1 Year	5 Years	10 Years
Target 2050 Fund (Advisor Class)	21.96%	10.13%	8.06%
Russell 3000 Index (Regulatory Benchmark)	27.58	15.00	12.09
S&P Target Date 2050 Index (Strategy Benchmark)	21.00	10.68	8.28

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$358,546
Number of Portfolio Holdings	24
Investment Advisory Fees Paid (000s)	$1,599
Portfolio Turnover Rate	31.5%

What did the fund invest in?

Asset Allocation (as a % of Net Assets)

Domestic Equity Funds	67.8%
International Equity Funds	25.9
Domestic Bond Funds	3.6
International Bond Funds	1.3
Short-Term and Other	1.4

Top Ten Holdings (as a % of Net Assets)

T. Rowe Price Value Fund	15.1%
T. Rowe Price Growth Stock Fund	14.4
T. Rowe Price U.S. Large-Cap Core Fund	9.9
T. Rowe Price Equity Index 500 Fund	9.8
T. Rowe Price Overseas Stock Fund	7.5
T. Rowe Price International Value Equity Fund	7.3
T. Rowe Price International Stock Fund	6.4
T. Rowe Price Real Assets Fund	6.1
T. Rowe Price Mid-Cap Growth Fund	3.6
T. Rowe Price Mid-Cap Value Fund	3.4

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" and S&P do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Target 2050 Fund

Advisor Class (PAOFX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

May 31, 2024

Target 2050 Fund

I Class (TOORX)

This annual shareholder report contains important information about Target 2050 Fund (the "fund") for the period of June 1, 2023 to May 31, 2024. You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at www.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Target 2050 Fund - I Class	$49	0.44%

What drove fund performance during the past 12 months?

  Global stock indexes were broadly positive, while fixed income markets were mixed for the 12 months ended May 31, 2024. Many central banks maintained tight monetary policies to combat inflation, and markets fluctuated amid shifting expectations for interest rate cuts as rates remained “higher for longer.” Nevertheless, investor sentiment was elevated by resilient corporate earnings and enthusiasm around the profit potential from artificial intelligence developments.

  Versus the style-specific S&P Target Date 2050 Index, structural composition contributed to performance for the trailing one-year period. Security selection within the underlying U.S. large-cap equity strategies also had a favorable impact. The fund’s allocations to U.S. large-cap value and core equities each outpaced their respective benchmarks, which added value on a relative basis.

  On the negative side, as global equity markets climbed, the fund’s lower equity allocations relative to its benchmark weighed on results. Additionally, a leading detractor from relative performance was security selection among the emerging markets stock allocation, which trailed its benchmark. Selection among the U.S. small-cap growth stock allocation weighed as well, as it also trailed its benchmark and detracted on a relative basis.

  The fund seeks the highest total return over time, consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of May 31, 2024

	I Class	Regulatory Benchmark	Strategy Benchmark
2/26/16	500,000	500,000	500,000
2/29/16	497,615	496,422	497,303
5/31/16	539,122	544,231	540,491
8/31/16	561,546	568,440	561,491
11/30/16	561,546	581,943	563,980
2/28/17	599,527	626,947	601,831
5/31/17	630,717	640,512	624,321
8/31/17	652,995	659,747	642,217
11/30/17	686,659	711,555	683,585
2/28/18	699,361	728,662	694,107
5/31/18	699,361	736,982	698,763
8/31/18	718,858	793,335	723,928
11/30/18	682,941	750,879	683,968
2/28/19	708,008	765,454	702,074
5/31/19	703,664	755,379	691,182
8/31/19	738,956	803,727	720,640
11/30/19	776,963	867,195	768,972
2/29/20	748,253	818,289	724,843
5/31/20	748,253	841,972	721,711
8/31/20	846,468	976,058	810,853
11/30/20	904,943	1,032,167	863,464
2/28/21	976,034	1,107,368	925,472
5/31/21	1,049,047	1,211,696	1,002,617
8/31/21	1,092,270	1,298,577	1,038,923
11/30/21	1,068,906	1,304,032	1,021,993
2/28/22	1,017,161	1,243,505	993,781
5/31/22	947,975	1,167,058	941,736
8/31/22	898,816	1,126,100	892,619
11/30/22	932,196	1,163,163	925,423
2/28/23	928,384	1,143,118	932,207
5/31/23	950,918	1,190,804	948,568
8/31/23	1,011,437	1,292,283	1,006,601
11/30/23	1,021,094	1,309,822	1,015,990
2/29/24	1,120,253	1,470,073	1,109,268
5/31/24	1,164,028	1,519,264	1,147,765

202405-3565004, 202407-3567456

F468-052 7/24

Average Annual Total Returns

	1 Year	5 Years	Since Inception 2/26/2016
Target 2050 Fund (I Class)	22.41%	10.59%	10.78%
Russell 3000 Index (Regulatory Benchmark)	27.58	15.00	14.41
S&P Target Date 2050 Index (Strategy Benchmark)	21.00	10.68	10.59

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$358,546
Number of Portfolio Holdings	24
Investment Advisory Fees Paid (000s)	$1,599
Portfolio Turnover Rate	31.5%

What did the fund invest in?

Asset Allocation (as a % of Net Assets)

Domestic Equity Funds	67.8%
International Equity Funds	25.9
Domestic Bond Funds	3.6
International Bond Funds	1.3
Short-Term and Other	1.4

Top Ten Holdings (as a % of Net Assets)

T. Rowe Price Value Fund	15.1%
T. Rowe Price Growth Stock Fund	14.4
T. Rowe Price U.S. Large-Cap Core Fund	9.9
T. Rowe Price Equity Index 500 Fund	9.8
T. Rowe Price Overseas Stock Fund	7.5
T. Rowe Price International Value Equity Fund	7.3
T. Rowe Price International Stock Fund	6.4
T. Rowe Price Real Assets Fund	6.1
T. Rowe Price Mid-Cap Growth Fund	3.6
T. Rowe Price Mid-Cap Value Fund	3.4

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" and S&P do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Target 2050 Fund

I Class (TOORX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2024	2023
Audit Fees	$14,377	$14,113
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

  (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,230,000 and $1,521,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
May 31, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TRFOX Target 2050 Fund –
.
PAOFX Target 2050 Fund–
.
Advisor Class
TOORX Target 2050 Fund–
.
I Class

T. ROWE PRICE Target 2050 Fund
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T. ROWE PRICE Target 2050 Fund
Financial Highlights

For a share outstanding throughout each period
Investor Class
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
NET ASSET VALUE
Beginning of period $ 14 .76 $ 15 .59 $ 17 .91 $ 13 .16 $ 12 .96
Investment activities
Net investment income
(1)(2)
0 .20 0 .18 0 .14 0 .09 0 .21
Net realized and unrealized
gain/loss 3 .03 ( 0 .21 ) ( 1 .81 ) 5 .10 0 .62
Total from investment activities 3 .23 ( 0 .03 )
(3)
( 1 .67 ) 5 .19 0 .83
Distributions
Net investment income ( 0 .23 ) ( 0 .17 ) ( 0 .13 ) ( 0 .13 ) ( 0 .22 )
Net realized gain ( 0 .22 ) ( 0 .63 ) ( 0 .52 ) ( 0 .31 ) ( 0 .41 )
Total distributions ( 0 .45 ) ( 0 .80 ) ( 0 .65 ) ( 0 .44 ) ( 0 .63 )
NET ASSET VALUE
End of period $ 17 .54 $ 14 .76 $ 15 .59 $ 17 .91 $ 13 .16
Ratios/Supplemental Data
Total return
(2)(4)(5)
22 .16% 0 .19% ( 9 .77 ) % 39 .86% 6 .11%
Ratios to average net assets:
(2)
Gross expenses before
payments by Price Associates
(5)
0 .62% 0 .62% 0 .63% 0 .71% 0 .39%
Net expenses after payments
by Price Associates
(5)
0 .62% 0 .62% 0 .63% 0 .71% 0 .21%
Weighted average net
expenses of underlying Price
Funds
(6)
0 .00% 0 .00% 0 .00% 0 .00% 0 .50%
Effective net expenses 0 .62% 0 .62% 0 .63% 0 .71% 0 .71%
Net investment income
(5)
1 .27% 1 .26% 0 .79% 0 .59% 1 .57%
Portfolio turnover rate
(5)
31 .5% 26 .8% 32 .0% 23 .4% 34 .7%
Net assets, end of period (in
thousands) $116,624 $104,427 $105,160 $119,123 $86,757
0% 0% 0% 0% 0%

T. ROWE PRICE Target 2050 Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates. Effective April
15, 2020, the fund began charging an all-inclusive management fee based on the class'
average daily net assets. On that same date, the fund converted its investments from each underlying Price Fund’s I Class to its Z Class, which has a net expense ratio of less than
0.01%.
(3)
The amount presented is inconsistent with the fund's results of operations because of the timing of redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. The fund's total return may be higher or lower than the investment results of the individual underlying Price Funds.
(5)
Reflects the activity of the fund, and does not include the activity of the underlying Price
Funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price Funds in which it invests.
(6)
Reflects the indirect expense impact to the fund from its investment in the underlying Price
Funds, based on the actual expense ratio of each underlying Price Fund weighted for the fund's relative average investment therein.

T. ROWE PRICE Target 2050 Fund
Financial Highlights

For a share outstanding throughout each period
Advisor Class
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
NET ASSET VALUE
Beginning of period $ 14 .69 $ 15 .49 $ 17 .82 $ 13 .11 $ 12 .90
Investment activities
Net investment income
(1)(2)
0 .15 0 .15 0 .11 0 .05 0 .16
Net realized and unrealized
gain/loss 3 .04 ( 0 .22 ) ( 1 .81 ) 5 .08 0 .64
Total from investment activities 3 .19 ( 0 .07 )
(3)
( 1 .70 ) 5 .13 0 .80
Distributions
Net investment income ( 0 .18 ) ( 0 .10 ) ( 0 .11 ) ( 0 .11 ) ( 0 .18 )
Net realized gain ( 0 .22 ) ( 0 .63 ) ( 0 .52 ) ( 0 .31 ) ( 0 .41 )
Total distributions ( 0 .40 ) ( 0 .73 ) ( 0 .63 ) ( 0 .42 ) ( 0 .59 )
NET ASSET VALUE
End of period $ 17 .48 $ 14 .69 $ 15 .49 $ 17 .82 $ 13 .11
Ratios/Supplemental Data
Total return
(2)(4)(5)
21 .96% ( 0 .12 ) % ( 10 .02 ) % 39 .53% 5 .92%
Ratios to average net assets:
(2)
Gross expenses before
payments by Price Associates
(5)
0 .87% 0 .87% 0 .88% 0 .96% 0 .64%
Net expenses after payments
by Price Associates
(5)
0 .87% 0 .87% 0 .88% 0 .96% 0 .46%
Weighted average net
expenses of underlying Price
Funds
(6)
0 .00% 0 .00% 0 .00% 0 .00% 0 .50%
Effective net expenses 0 .87% 0 .87% 0 .88% 0 .96% 0 .96%
Net investment income
(5)
0 .93% 1 .03% 0 .64% 0 .30% 1 .22%
Portfolio turnover rate
(5)
31 .5% 26 .8% 32 .0% 23 .4% 34 .7%
Net assets, end of period (in
thousands) $5,326 $4,772 $4,818 $9,250 $4,955
0% 0% 0% 0% 0%

T. ROWE PRICE Target 2050 Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates. Effective April
15, 2020, the fund began charging an all-inclusive management fee based on the class'
average daily net assets. On that same date, the fund converted its investments from each underlying Price Fund’s I Class to its Z Class, which has a net expense ratio of less than
0.01%.
(3)
The amount presented is inconsistent with the fund's results of operations because of the timing of redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. The fund's total return may be higher or lower than the investment results of the individual underlying Price Funds.
(5)
Reflects the activity of the fund, and does not include the activity of the underlying Price
Funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price Funds in which it invests.
(6)
Reflects the indirect expense impact to the fund from its investment in the underlying Price
Funds, based on the actual expense ratio of each underlying Price Fund weighted for the fund's relative average investment therein.

T. ROWE PRICE Target 2050 Fund
Financial Highlights

For a share outstanding throughout each period
I Class
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
NET ASSET VALUE
Beginning of period $ 14 .77 $ 15 .62 $ 17 .96 $ 13 .18 $ 12 .96
Investment activities
Net investment income
(1)(2)
0 .24 0 .22 0 .17 0 .11 0 .23
Net realized and unrealized
gain/loss 3 .02 ( 0 .23 ) ( 1 .81 ) 5 .13 0 .63
Total from investment activities 3 .26 ( 0 .01 )
(3)
( 1 .64 ) 5 .24 0 .86
Distributions
Net investment income ( 0 .26 ) ( 0 .21 ) ( 0 .18 ) ( 0 .15 ) ( 0 .23 )
Net realized gain ( 0 .22 ) ( 0 .63 ) ( 0 .52 ) ( 0 .31 ) ( 0 .41 )
Total distributions ( 0 .48 ) ( 0 .84 ) ( 0 .70 ) ( 0 .46 ) ( 0 .64 )
NET ASSET VALUE
End of period $ 17 .55 $ 14 .77 $ 15 .62 $ 17 .96 $ 13 .18
Ratios/Supplemental Data
Total return
(2)(4)(5)
22 .41% 0 .31% ( 9 .63 ) % 40 .20% 6 .34%
Ratios to average net assets:
(2)
Gross expenses before
payments by Price Associates
(5)
0 .44% 0 .44% 0 .44% 0 .52% 0 .22%
Net expenses after payments
by Price Associates
(5)
0 .44% 0 .44% 0 .44% 0 .52% 0 .09%
Weighted average net
expenses of underlying Price
Funds
(6)
0 .00% 0 .00% 0 .00% 0 .00% 0 .50%
Effective net expenses 0 .44% 0 .44% 0 .44% 0 .52% 0 .59%
Net investment income
(5)
1 .46% 1 .47% 0 .96% 0 .71% 1 .71%
Portfolio turnover rate
(5)
31 .5% 26 .8% 32 .0% 23 .4% 34 .7%
Net assets, end of period (in
thousands) $236,596 $166,375 $131,100 $99,522 $43,107
0% 0% 0% 0% 0%

T. ROWE PRICE Target 2050 Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates. Effective April
15, 2020, the fund began charging an all-inclusive management fee based on the class'
average daily net assets. On that same date, the fund converted its investments from each underlying Price Fund’s I Class to its Z Class, which has a net expense ratio of less than
0.01%.
(3)
The amount presented is inconsistent with the fund's results of operations because of the timing of redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. The fund's total return may be higher or lower than the investment results of the individual underlying Price Funds.
(5)
Reflects the activity of the fund, and does not include the activity of the underlying Price
Funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price Funds in which it invests.
(6)
Reflects the indirect expense impact to the fund from its investment in the underlying Price
Funds, based on the actual expense ratio of each underlying Price Fund weighted for the fund's relative average investment therein.

T. ROWE PRICE Target 2050 Fund
May 31, 2024

Portfolio of Investments
(1)
(1)
$ Value
5/31/23
$ Purchase
Cost
(2)
$ Sales
Cost
(2)
Shares
$ Value
5/31/24
(Cost and value in $000s)
BOND MUTUAL FUNDS 4.9%
T. Rowe Price Funds:
New Income Fund  4,940 3,085 757 909,124 7,128
U.S. Treasury Long-Term Index
Fund  3,627 1,430 587 575,216 4,170
International Bond Fund (USD
Hedged)  1,785 858 318 294,128 2,456
Dynamic Global Bond Fund  1,147 768 246 215,485 1,676
High Yield Fund  637 359 91 161,574 940
Limited Duration Inflation Focused
Bond Fund  11 819 27 175,032 814
Emerging Markets Bond Fund  252 263 50 55,476 504
Total Bond Mutual Funds (Cost $19,605) 17,688
EQUITY MUTUAL FUNDS 93.7%
T. Rowe Price Funds:
Value Fund  40,821 9,442 6,119 1,150,830 54,043
Growth Stock Fund  44,082 8,978 13,559 518,695 51,444
U.S. Large-Cap Core Fund  14,222 16,239 2,669 862,028 35,653
Equity Index 500 Fund  26,572 9,819 8,351 251,950 35,039
Overseas Stock Fund  21,614 4,862 2,595 2,026,231 27,010
International Value Equity Fund  18,420 6,243 2,519 1,480,769 26,284
International Stock Fund  18,181 4,755 2,365 1,155,933 23,015
Real Assets Fund  11,539 10,023 2,037 1,478,754 21,752
Mid-Cap Growth Fund  9,896 2,870 1,269 121,759 12,749
Mid-Cap Value Fund  9,013 2,520 1,423 352,819 12,098
Emerging Markets Discovery Stock
Fund  7,962 1,768 1,127 695,390 9,659
Small-Cap Stock Fund  6,413 1,685 1,630 126,635 7,509
Emerging Markets Stock Fund  6,858 1,513 1,064 216,615 7,296
Small-Cap Value Fund  5,469 1,528 737 134,750 7,157
New Horizons Fund (3) 4,258 998 619 92,077 5,101
Total Equity Mutual Funds (Cost $266,137) 335,809
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  32 15,156 15,148 389 39
Total Other Mutual Funds (Cost $39) 39

T. ROWE PRICE Target 2050 Fund

$ Value
5/31/23
$ Purchase
Cost
(2)
$ Sales
Cost
(2)
Shares
$ Value
5/31/24
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 1.5%
Money Market Funds  1.5%
T. Rowe Price U.S. Treasury
Money Fund, 5.39% (4) 8,228 20,362 23,380 5,210,205 5,210
Total Short-Term Investments (Cost $5,210) 5,210
Total Investments in Securities
100.1% of Net Assets (Cost $290,991) $ 358,746
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Purchase cost and Sales cost for affiliates not held at period end totaled
$778 and $10,424, respectively.
(3) Non-income producing
(4) Seven-day yield

T. ROWE PRICE Target 2050 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended May 31, 2024. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ (16) $ 7 $ 20
Emerging Markets Bond Fund  (5) 39 25
Emerging Markets Discovery Stock Fund  (67) 1,056 342
Emerging Markets Stock Fund  (111) (11) 182
Equity Index 500 Fund  348 6,999 460
Growth Stock Fund  1,178 11,943 172
High Yield Fund  (5) 35 59
International Bond Fund (USD Hedged)  (26) 131 20
International Stock Fund  (62) 2,444 364
International Value Equity Fund  53 4,140 744
Limited Duration Inflation Focused Bond Fund  (1) 11 4
Mid-Cap Growth Fund  657 1,252 88
Mid-Cap Value Fund  631 1,988 194
New Horizons Fund  (58) 464 —
New Income Fund  (47) (140) 293
Overseas Stock Fund  (8) 3,129 685
Real Assets Fund  (78) 2,227 443
Small-Cap Stock Fund  173 1,041 78
Small-Cap Value Fund  128 897 89
Transition Fund  (20) (1) 17
U.S. Large-Cap Core Fund  115 7,861 279
U.S. Treasury Long-Term Index Fund  (137) (300) 152
Value Fund  870 9,899 916
U.S. Treasury Money Fund, 5.39% — — 316
Affiliates not held at period end 1,085 (79) 48
Totals $ 4,597# $ 55,032 $ 5,990+

T. ROWE PRICE Target 2050 Fund

The accompanying notes are an integral part of these financial statements.
# Capital gain distributions from underlying Price funds represented $4,076 of the net realized gain (loss).
+ Investment income comprised $5,990 of income distributions from underlying Price Funds.

T. ROWE PRICE Target 2050 Fund
May 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $290,991) $ 358,746
Receivable for shares sold 645
Total assets 359,391
Liabilities
Payable for investment securities purchased 445
Payable for shares redeemed 199
Investment management and administrative fees payable 195
Other liabilities 6
Total liabilities 845
NET ASSETS $ 358,546
Net Assets Consist of:
Total distributable earnings (loss) $ 58,534
Paid-in capital applicable to 20,432,928 shares of $0.0001
par value capital stock outstanding; 30,000,000,000 shares
of the Corporation authorized 300,012
NET ASSETS $ 358,546
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $116,624; Shares outstanding: 6,649,034) $ 17.54
Advisor Class
(Net assets: $5,326; Shares outstanding: 304,727) $ 17.48
I Class
(Net assets: $236,596; Shares outstanding: 13,479,167) $ 17.55

T. ROWE PRICE Target 2050 Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
5/31/24
Investment Income (Loss)
Income distributions from underlying Price Funds $ 5,990
Expenses
Investment management and administrative expense 1,599
Rule 12b-1 fees
Advisor Class 11
Miscellaneous 1
Total expenses 1,611
Net investment income 4,379
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Sales of underlying Price Funds 521
Capital gain distributions from underlying Price Funds 4,076
Net realized gain 4,597
Change in net unrealized gain / loss on underlying Price Funds 55,032
Net realized and unrealized gain / loss 59,629
INCREASE IN NET ASSETS FROM OPERATIONS
$ 64,008

T. ROWE PRICE Target 2050 Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
5/31/24 5/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 4,379 $ 3,492
Net realized gain 4,597 990
Change in net unrealized gain / loss 55,032 (2,402)
Increase in net assets from operations 64,008 2,080
Distributions to shareholders
Net earnings
Investor Class (3,076) (5,553)
Advisor Class (112) (227)
I Class (6,016) (8,463)
Decrease in net assets from distributions (9,204) (14,243)
Capital share transactions
*
Shares sold
Investor Class 25,297 26,637
Advisor Class 746 893
I Class 59,927 59,028
Distributions reinvested
Investor Class 3,074 5,550
Advisor Class 112 227
I Class 5,996 8,418
Shares redeemed
Investor Class (35,642) (27,529)
Advisor Class (1,123) (933)
I Class (30,219) (25,632)
Increase in net assets from capital share
transactions 28,168 46,659

T. ROWE PRICE Target 2050 Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
5/31/24 5/31/23
Net Assets
Increase during period 82,972 34,496
Beginning of period 275,574 241,078
End of period $ 358,546 $ 275,574
*Share information (000s)
Shares sold
Investor Class 1,565 1,827
Advisor Class 47 61
I Class 3,729 4,024
Distributions reinvested
Investor Class 191 402
Advisor Class 7 17
I Class 373 609
Shares redeemed
Investor Class (2,184) (1,898)
Advisor Class (74) (64)
I Class (1,889) (1,762)
Increase in shares outstanding 1,765 3,216

T. ROWE PRICE Target 2050 Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Retirement Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). T. Rowe Price Target 2050
Fund (the fund) is a diversified, open-end management investment company and is one of the portfolios established by the corporation. The fund invests in a portfolio of other T. Rowe Price stock and bond funds (underlying Price
Funds) that represent various asset classes and sectors. The fund’s allocation among underlying Price Funds will change, and its asset mix will become more conservative over time. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
The fund has three classes of shares: the Target 2050 Fund (Investor Class), the Target 2050 Fund–Advisor Class (Advisor Class) and the Target 2050
Fund–I Class (I Class). Advisor Class shares are sold only through various brokers and other financial intermediaries that are compensated by the class for distribution, shareholder servicing, and/or certain administrative services under a Board-approved Rule 12b-1 plan; the Investor and I Classes do not pay Rule 12b-1 fees. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board
Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management.
Management believes that estimates and valuations of the underlying Price
Funds are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale of the underlying Price Funds.

T. ROWE PRICE Target 2050 Fund

Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from underlying
Price Fund investments are reflected as income; capital gain distributions are reflected as realized gain/loss. Income and capital gain distributions from the underlying Price Funds are recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Investment management and administrative expenses incurred by each class are charged directly to the class to which they relate.
Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The Advisor Class pays Rule 12b-1 fees in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of  the fund is represented by fund shares.  The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4
p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe
Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the  fund may provide indemnification in connection with its officers and directors, service providers and/or private company investments.  The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the

T. ROWE PRICE Target 2050 Fund

underlying Price Funds are valued at their closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of

T. ROWE PRICE Target 2050 Fund

judgment used in determining those values. On May 31, 2024, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
NOTE 3 - INVESTMENTS IN UNDERLYING PRICE FUNDS
Purchases and sales of the underlying Price Funds other than in-kind transactions, if any, during the year ended May 31, 2024, aggregated
$127,121,000 and $99,529,000, respectively.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to the character of distributions from the underlying
Price Funds.

T. ROWE PRICE Target 2050 Fund

The tax character of distributions paid for the periods presented was as follows:
At May 31, 2024, the tax-basis cost of investments (including derivatives, if any)
and gross unrealized appreciation and depreciation were as follows:
At May 31, 2024, the tax-basis components of accumulated net earnings (loss)
were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales.
($000s)
May 31,
2024
May 31,
2023
Ordinary income (including short-term capital
gains, if any) $ 4,881 $ 3,755
Long-term capital gain 4,323 10,488
Total distributions $ 9,204 $ 14,243
($000s)
Cost of investments $ 304,425
Unrealized appreciation $ 70,687
Unrealized depreciation (16,366)
Net unrealized appreciation (depreciation) $ 54,321
($000s)
Undistributed ordinary income $ 3
Undistributed long-term capital gain 4,210
Net unrealized appreciation (depreciation) 54,321
Total distributable earnings (loss) $ 58,534

T. ROWE PRICE Target 2050 Fund

NOTE 5 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a
wholly owned subsidiary of T. Rowe Price Group, Inc. Price Associates, directly or through sub-advisory agreements with its wholly owned subsidiaries, also provides investment management services to all the underlying Price Funds.
Certain officers and directors of the fund are also officers and directors of Price
Associates and its subsidiaries and the underlying Price Funds.
The fund operates in accordance with an amended investment management agreement (amended management agreement), between the corporation, on behalf of the fund, and Price Associates. Under the amended management agreement, the fund pays an all-inclusive annual fee that is based on a predetermined fee schedule that ranges from 0.64% to 0.45% for the
Investor Class and Advisor Class and 0.46% to 0.30% for the I Class, generally declining as the fund reduces its overall stock exposure along its investment glide path. The all-inclusive management fee covers investment management services and all of the fund’s operating expenses except for interest expense;
expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; acquired fund fees and expenses; and any 12b-1 fees applicable to a class. Differences in the all-inclusive fees between certain classes relate to differences in expected shareholder servicing expenses. At
May 31, 2024, the effective all-inclusive management fee rate was 0.62% for the Investor Class and Advisor Class and 0.44% for the I Class.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Pursuant to the all-inclusive fee arrangement under the investment management and administrative agreement, expenses incurred by the fund pursuant to these service agreements are paid by
Price Associates.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).

T. ROWE PRICE Target 2050 Fund

The fund may invest in the T. Rowe Price Transition Fund (Transition Fund) to
facilitate the fund’s transition between the various underlying Price Funds as the fund rebalances its allocation to the underlying Price Funds. There is no specific neutral allocation to the Transition Fund. In addition, the fund may also maintain a small position in the Transition Fund when it is not actively involved in a transition.
The fund does not invest in the underlying Price Funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price Fund’s net assets. At
May 31, 2024 , the fund held less than 25% of the outstanding shares of any underlying Price Fund.
NOTE 6 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE Target 2050 Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price Retirement Funds, Inc. and
Shareholders of T. Rowe Price Target 2050 Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Target 2050 Fund (one of the funds constituting T. Rowe Price Retirement Funds, Inc., referred to hereafter as the "Fund") as of May 31, 2024, the related statement of operations for the year ended May 31, 2024, the statement of changes in net assets for each of the two years in the period ended May 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2024
(collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the
Fund as of May 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May
31, 2024 and the financial highlights for each of the five years in the period ended May 31, 2024, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Target 2050 Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2024 by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
July 18, 2024
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Target 2050 Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 5/31/24
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $4,323,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%.
For taxable non-corporate shareholders, $4,631,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $2,403,000 of the fund's income qualifies for the dividends-received deduction.
The fund will pass through foreign source income of $1,736,000 and foreign taxes paid of $171,000.
For individuals and certain trusts and estates which are entitled to claim a deduction of up to 20% of their combined qualified real estate investment trust (REIT)
dividends, $77,000 of the fund's income qualifies as qualified real estate investment trust (REIT) dividends.

T. ROWE PRICE Target 2050 Fund

Approvals of Investment Management Agreements
Each year, the Board of Directors (Board) of the T. Rowe Price Target Funds
considers the continuation of the investment management agreement (Advisory
Contract) between each T. Rowe Price Target Fund and its investment adviser,
T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on
March 11–12, 2024 (Meeting), the Board, including all of the funds’ independent directors present in person at the Meeting, approved the continuation of the funds’
Advisory Contracts. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contracts. The independent directors were assisted in their evaluation of the Advisory Contracts by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contracts, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the funds by the Adviser. These services included, but were not limited to, directing the funds’ investments in accordance with their investment programs and the overall management of the funds’ portfolios, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance;
maintaining the funds’ records and registrations; and shareholder communications.
The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the funds, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory
Contracts.

T. ROWE PRICE Target 2050 Fund

Investment Performance of the Funds
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared each fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2023.
Additionally, the Board reviewed each fund’s relative performance information as of September 30, 2023, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contracts’ review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the funds’ performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact each fund’s performance, the length of each fund’s performance track record, and how closely each fund’s strategies align with its benchmarks and peer groups. With respect to the Target 2040 Fund, the Board noted that, as of
December 31, 2023, the fund lagged its benchmark for certain performance periods and the fund’s total returns ranked in the fourth quartile for certain periods when compared with performance peer groups selected by third-party data providers.
The Adviser provided the Board with information addressing the Target 2040
Fund’s performance relative to its benchmarks and performance peers during the applicable periods and the primary reasons for such results. The Board considered the Adviser’s responses relating to the Target 2040 Fund’s performance during certain of the evaluated periods and noted that it will continue to monitor the fund’s performance. The Board concluded that the information it considered with respect to each Target Fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory
Contracts.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contracts and other direct and indirect benefits that the Adviser (and its affiliates) may have realized from its relationship with the funds. In considering soft-dollar arrangements pursuant to which research may be received from broker-dealers that execute the funds’ portfolio transactions, the
Board noted that during 2023 the Adviser paid the costs of research services for
Approvals of Investment Management Agreements
(CONTINUED)

T. ROWE PRICE Target 2050 Fund

all client accounts that it advises, including the T. Rowe Price funds. However, effective January 1, 2024, the Adviser will begin using brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible. The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the
Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target
2040 Fund, and Target 2045 Fund in particular, and the Board concluded that the
Adviser’s profits were reasonable in light of the services provided to those funds.
While the Board did not review information regarding profits realized from managing the Target 2005 Fund, Target 2010 Fund, Target 2015 Fund, Target 2050 Fund,
Target 2055 Fund, Target 2060 Fund, or Target 2065 Fund in particular because those funds had either not achieved sufficient portfolio asset size or not recognized sufficient revenues to produce meaningful profit margin percentages, the Board concluded that the Adviser’s profits were reasonable in light of the overall services provided to the T. Rowe Price funds.
The Board also considered whether the funds benefit under the fee levels set forth in the Advisory Contracts or otherwise from any economies of scale realized by the Adviser. Under each fund’s Advisory Contract, the fund pays the Adviser an all-inclusive management fee, which is based on the fund’s average daily net assets. The all-inclusive management fee includes investment management services and provides for the Adviser to pay all of the fund’s ordinary, recurring operating expenses except for interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; any acquired fund fees and expenses; and any 12b-1 fees applicable to a class. In accordance with a predetermined contractual fee schedule, the all-inclusive management fee rate for the T. Rowe Price Target Funds generally starts to decline around the time a fund begins reducing its overall stock exposure and then continues to decline over time as a fund nears and then passes its predetermined target date. The Adviser has generally implemented an all-inclusive management fee structure in situations where a fixed total expense ratio is useful for purposes of providing certainty of fees and expenses for the investors in these funds and historically has sought to set the all-inclusive management fee rate at levels below the expense ratios of comparable funds to take into account potential future economies of scale. The all-inclusive management fee structure also provides greater flexibility to make investment changes, including underlying fund changes, while maintaining a certain expense ratio for investors.
Approvals of Investment Management Agreements
(CONTINUED)

T. ROWE PRICE Target 2050 Fund

In addition, the Board noted that the funds potentially share in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the funds provide for a reasonable sharing of benefits from any economies of scale with the funds’ investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of each fund with a group of competitor funds selected by
Broadridge (Investor Class Expense Group); (ii) actual management fees and total expenses of the Advisor Class of each fund with a group of competitor funds selected by Broadridge (Advisor Class Expense Group); and (iii) actual management fees, nonmanagement expenses, and total expenses of the Investor
Class of each fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered each fund’s contractual management fee rate, actual management fee rate, and total expenses (all of which generally reflect the all-inclusive management fee rate applicable to that fund and do not deduct the operating expenses paid by the Adviser as part of the overall management fee) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and, where applicable, ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. There were certain funds that did not have a sufficient number of funds in their peer group to rank within quintiles.
The information provided to the Board indicated that each fund’s contractual management fees, actual management fees, and total expenses ranked as follows:
Approvals of Investment Management Agreements
(CONTINUED)

T. ROWE PRICE Target 2050 Fund

Fund Contractual
Management Fees
Actual Management
Fees
Total Expenses
Target 2005 Fund Second out of three
funds (Investor Class
Expense Group)
Second out of three
funds (Investor Class
Expense Group),
first out of two funds
(Advisor Class
Expense Group),
and fourth quintile
(Expense Universe)
First out of three
funds (Investor Class
Expense Group),
first out of two funds
(Advisor Class
Expense Group), and
third quintile (Expense
Universe)
Target 2010 Fund Second out of three
funds (Investor Class
Expense Group)
Second out of three
funds (Investor Class
Expense Group),
first out of two funds
(Advisor Class
Expense Group), and
third quintile (Expense
Universe)
First out of three
funds (Investor Class
Expense Group),
first out of two funds
(Advisor Class
Expense Group), and
third quintile (Expense
Universe)
Target 2015 Fund Third out of four
funds (Investor Class
Expense Group)
Third out of four
funds (Investor Class
Expense Group),
third out of four
funds (Advisor Class
Expense Group),
and fourth quintile
(Expense Universe)
Second out of four
funds (Investor Class
Expense Group),
first out of four funds
(Advisor Class
Expense Group), and
third quintile (Expense
Universe)
Target 2020 Fund Fourth out of five
funds (Investor Class
Expense Group)
Fourth out of five
funds (Investor Class
Expense Group),
fourth out of five
funds (Advisor Class
Expense Group), and
third quintile (Expense
Universe)
Second out of five
funds (Investor Class
Expense Group),
first out of five funds
(Advisor Class
Expense Group), and
third quintile (Expense
Universe)
Target 2025 Fund Third quintile (Investor
Class Expense
Group)
Fourth quintile
(Investor Class
Expense Group), fifth
quintile (Advisor Class
Expense Group),
and fourth quintile
(Expense Universe)
Second quintile
(Investor Class
Expense Group), first
quintile (Advisor Class
Expense Group), and
third quintile (Expense
Universe)
Approvals of Investment Management Agreements
(CONTINUED)

T. ROWE PRICE Target 2050 Fund

Fund Contractual
Management Fees
Actual Management
Fees
Total Expenses
Target 2030 Fund Third quintile (Investor
Class Expense
Group)
Fourth quintile
(Investor Class
Expense Group), fifth
quintile (Advisor Class
Expense Group),
and fourth quintile
(Expense Universe)
Second quintile
(Investor Class
Expense Group), first
quintile (Advisor Class
Expense Group), and
third quintile (Expense
Universe)
Target 2035 Fund Third quintile (Investor
Class Expense
Group)
Fourth quintile
(Investor Class
Expense Group), fifth
quintile (Advisor Class
Expense Group),
and fourth quintile
(Expense Universe)
Second quintile
(Investor Class
Expense Group), first
quintile (Advisor Class
Expense Group), and
third quintile (Expense
Universe)
Target 2040 Fund Third quintile (Investor
Class Expense
Group)
Fourth quintile
(Investor Class
Expense Group), fifth
quintile (Advisor Class
Expense Group),
and fourth quintile
(Expense Universe)
Second quintile
(Investor Class
Expense Group), first
quintile (Advisor Class
Expense Group), and
third quintile (Expense
Universe)
Target 2045 Fund Fourth quintile
(Investor Class
Expense Group)
Fourth quintile
(Investor Class
Expense Group), fifth
quintile (Advisor Class
Expense Group), and
fifth quintile (Expense
Universe)
Second quintile
(Investor Class
Expense Group), first
quintile (Advisor Class
Expense Group),
and fourth quintile
(Expense Universe)
Target 2050 Fund Fourth quintile
(Investor Class
Expense Group)
Fourth quintile
(Investor Class
Expense Group), fifth
quintile (Advisor Class
Expense Group), and
fifth quintile (Expense
Universe)
Second quintile
(Investor Class
Expense Group), first
quintile (Advisor Class
Expense Group),
and fourth quintile
(Expense Universe)
Target 2055 Fund Fourth quintile
(Investor Class
Expense Group)
Fourth quintile
(Investor Class
Expense Group), fifth
quintile (Advisor Class
Expense Group), and
fifth quintile (Expense
Universe)
Second quintile
(Investor Class
Expense Group), first
quintile (Advisor Class
Expense Group),
and fourth quintile
(Expense Universe)
Approvals of Investment Management Agreements
(CONTINUED)

T. ROWE PRICE Target 2050 Fund

The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors;
subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of each fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the
Adviser generally performs significant additional services and assumes greater risk in managing the funds and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
Fund Contractual
Management Fees
Actual Management
Fees
Total Expenses
Target 2060 Fund Fourth quintile
(Investor Class
Expense Group)
Fourth quintile
(Investor Class
Expense Group), fifth
quintile (Advisor Class
Expense Group), and
fifth quintile (Expense
Universe)
Second quintile
(Investor Class
Expense Group), first
quintile (Advisor Class
Expense Group),
and fourth quintile
(Expense Universe)
Target 2065 Fund Third quintile (Investor
Class Expense
Group)
Fourth quintile
(Investor Class
Expense Group),
fourth quintile
(Advisor Class
Expense Group),
and fourth quintile
(Expense Universe)
Second quintile
(Investor Class
Expense Group),
first out of four funds
(Advisor Class
Expense Group),
and fourth quintile
(Expense Universe)
Approvals of Investment Management Agreements
(CONTINUED)

T. ROWE PRICE Target 2050 Fund

On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the funds under the Advisory Contracts are reasonable.
Approvals of the Advisory Contracts
As noted, the Board approved the continuation of each Target Fund’s Advisory
Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the funds and their shareholders for the Board to approve the continuation of the Advisory Contracts
(including the fees to be charged for services thereunder).
Approvals of Investment Management Agreements
(CONTINUED)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F198-050 7/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Target 2050 Fund

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 18, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 18, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	July 18, 2024